Revenue - Stream and royalty interest revenues earned from mineral interests (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenue from streams	$ 49,099	$ 38,879	$ 88,602	$ 80,152
Revenues from royalties	14,482	13,712	31,135	22,708
Revenue from contracts with customers	63,581	52,591	119,737	102,860
Revenue - other	0	0	1,372	0
Total revenues	63,581	52,591	121,109	102,860
Cerro Lindo
Revenue
Revenue from streams	20,071	8,012	33,699	21,987
Northparkes
Revenue
Revenue from streams	15,479	9,006	28,488	14,195
Impala Bafokeng
Revenue
Revenue from streams	3,284	3,163	6,465	6,037
Altan Tsagaan Ovoo
Revenue
Revenue from streams	2,931	5,617	5,780	11,727
Buritica
Revenue
Revenue from streams	3,402	2,825	5,417	5,617
Fosterville
Revenue
Revenues from royalties	2,107	3,354	4,283	5,036
Young-Davidson
Revenue
Revenues from royalties	1,582	1,383	2,931	2,569
Dargues
Revenue
Revenues from royalties	1,038	1,084	2,137	1,473
Other
Revenue
Revenue from streams	0	3,525	0	7,138
Revenues from royalties	1,604	1,906	2,761	4,122
Kensington
Revenue
Revenues from royalties	562	0	5,168	0
Beta Hunt
Revenue
Revenues from royalties	3,376	2,853	5,889	4,687
Agbuao
Revenue
Revenues from royalties	928	906	1,607	906
Stawell
Revenue
Revenues from royalties	568	215	1,357	451
Moss
Revenue
Revenue from streams	0	2,952	1,076	5,946
Auramet
Revenue
Revenue from streams	2,930	2,390	5,538	4,850
Camino Rojo
Revenue
Revenues from royalties	1,434	1,050	2,791	2,039
Florida Canyon
Revenue
Revenues from royalties	1,283	961	2,211	1,425
La Colorada
Revenue
Revenue from streams	$ 1,002	$ 1,389	$ 2,139	$ 2,655